                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                             THE COMMODORE SPIRIT(R)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                 SUPPLEMENTAL PROSPECTUS DATED DECEMBER 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides you notice of a name change in several of the Portfolios associated with certain of the Subaccounts. The following Portfolios have changed names:

     - INVESCO VIF-Core Equity Fund-Series I IS NOW AIM V.I. Core Stock Fund-Series I
     - INVESCO VIF-Dynamics Fund-Series I IS NOW AIM V.I. Dynamics Fund-Series I
     - INVESCO VIF-Financial Services Fund-Series I IS NOW AIM V.I.
       Financial Services Fund-Series I
     - INVESCO VIF-Health Sciences Fund-Series I IS NOW AIM V.I. Health
       Sciences Fund-Series I
     - INVESCO VIF-Small Company Growth Fund-Series I IS NOW AIM V.I. Small Company Growth Fund-Series I
     - INVESCO VIF-Total Return Fund-Series I IS NOW AIM V.I. Total Return Fund-Series I

This Supplemental Prospectus also provides information you should know before making any decision to allocate purchase payments or transfer amounts to the AIM V.I.-Dynamics Fund Subaccount, Janus Aspen Series Worldwide Growth Subaccount, PBHG Growth II Subaccount, PBHG Large Cap Growth Subaccount, PBHG Mid-Cap Subaccount, PBHG Select Value Subaccount, PBHG Technology & Communications Subaccount, Strong VIF Mid-Cap Growth Fund II Subaccount, Strong Opportunity Fund II Subaccount, The Timothy Plan Conservative Growth Variable Series Subaccount, or The Timothy Plan Strategic Growth Variable Series Subaccount (collectively, the "Closing Subaccounts"). The Closing Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closing Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closing Subaccounts described in this Supplemental Prospectus.

This Supplemental Prospectus also provides information you should know before making any decision to allocate purchase payments or transfer amounts to the following new Subaccounts (collectively, the "New Subaccounts"). Each New Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, is a "Portfolio"). The Portfolios associated with the New Subaccounts are listed below.

AIM VARIABLE INSURANCE FUNDS                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
-AIM V.I. Capital Development Fund-Series I Shares               -Oppenheimer Balanced Fund/VA-IS
-AIM V.I. Small Cap Equity Fund-Series I Shares                  -Oppenheimer Capital Appreciation Fund/VA-IS
                                                                 -Oppenheimer Main Street Fund(R)/VA-IS
AMERICAN CENTURY VARIABLE PORTFOLIOS INC.
-American Century VP Large Company Value-Class I Shares          PIMCO VARIABLE INSURANCE TRUST
-American Century VP Mid Cap Value-Class I Shares                -PIMCO VIT Real Return Portfolio-Administrative Class
-American Century VP Ultra(R)-Class I Shares                     -PIMCO VIT Total Return Portfolio-Administrative Class
-American Century VP Vista(SM)-Class I Shares

DREYFUS INVESTMENT PORTFOLIOS
-Dreyfus Technology Growth Portfolio-Initial Shares

The New Subaccounts are additional investment options of the Contracts available to all Contract Owners beginning on December 1, 2004. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the New Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission ("SEC") and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or the Company's approved sales literature.

--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
-   THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-   THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
    UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-   THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 EXPENSE TABLES

------------------------------------------------------------------------------

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)
(As a percentage of Portfolio average net assets)

---------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL
PORTFOLIO                                                                  MANAGEMENT        OTHER         ANNUAL
                                                                              FEES          EXPENSES      EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund-Series I                                    0.75            0.38          1.13
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund-Series I(2)                                    0.85            0.70          1.55
---------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value-Class I Shares(3,4)                   0.90            0.00          0.90
---------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value-Class I Shares(4)                           1.00            0.00          1.00
---------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)-Class I Shares(3)                                1.00            0.01          1.01
---------------------------------------------------------------------------------------------------------------------
American Century VP Vista(SM)-Class I Shares(4)                               1.00            0.00          1.00
---------------------------------------------------------------------------------------------------------------------
Dreyfus Technology Growth Portfolio-Initial Shares                            0.75            0.13          0.88
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA-IS                                               0.73            0.03          0.76
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA-IS                                   0.65            0.02          0.67
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA-IS                                         0.68            0.02          0.70
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT-Real Return Portfolio-Administrative Class(5)                       0.25            0.41          0.66
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT-Total Return Portfolio-Administrative Class                         0.25            0.40          0.65
---------------------------------------------------------------------------------------------------------------------

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                                    TOTAL
       PORTFOLIO                                                     MANAGEMENT        OTHER        ANNUAL
                                                                        FEES         EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund-Series I(2)                              0.85           0.45           1.30
---------------------------------------------------------------------------------------------------------------------

(2) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.30%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.30% cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2004.

(3) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase and increases as Fund assets decrease.

(4) The Other Expenses, which included the fees and expenses of the Fund's independent directors, as well as interest, were less than 0.005% for the most recent fiscal year.

(5) The ratio of expenses to average net assets of the Real Return Portfolio excluding interest expense was 0.65%. Interest expense is generally incurred as a result of investment management activities.


                                 THE PORTFOLIOS


The "THE PORTFOLIOS" section of the Contract Prospectus is supplemented by adding the following:

Beginning December 1, 2004, the Separate Account will offer the New Subaccounts described below. Each New Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses contain additional information concerning the investment objectives and policies of the

Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.


PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I.-CAPITAL DEVELOPMENT               The Fund's investment objective is long-term growth of capital. The Fund
FUND - SERIES I SHARES                     seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized
Advisor - A I M Advisors, Inc.             companies. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

AIM V.I. SMALL CAP EQUITY FUND-            The Fund seeks to meet its objective by investing, normally, at least 80% of
SERIES I SHARES                            its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment
Advisor - A I M Advisors, Inc.             requirement, the Fund's investments may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000R Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell
                                           2000--Registered Trademark-- Index is a widely recognized, unmanaged index of commons stocks that measures the performance of the 2,000 smallest companies in the
                                           Russell 3000R Index, which measures the performance of the 3,000 largest U.S.
                                           companies based on total market capitalization. Under normal conditions, the top 10 holdings may comprise up to 25% of its total assets in foreign securities.

AMERICAN CENTURY VARIABLE PORTFOLIOS INC.

AMERICAN CENTURY VP LARGE                  The Fund seeks long-term capital growth. In selecting stocks for the Fund,
COMPANY VALUE-CLASS I SHARES               its managers look for companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these
Advisor - American Century Asset           undervalued companies and hold them until their stock price has increased to,
Management, Inc.                           or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies.
                                           Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000(R) Index.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID                    The Fund seeks long-term capital growth. Its managers look for stocks of
CAPVALUE-CLASS I SHARES                    companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are
Advisor - American Century Asset           temporarily out of favor in the market. The managers attempt to purchase
Management, Inc.                           the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the
                                           Russell 3000(R) Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R) Index.

AMERICAN CENTURY VP ULTRA(R)-CLASS         The Fund seeks long-term growth. Its managers look for stocks of large
I SHARES                                   companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for
Advisor - American Century Asset           companies with earnings and revenues that are not only growing, but growing
Management, Inc.                           at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

AMERICAN CENTURY VP VISTA(SM)-             The Fund seeks long-term capital growth. Its managers look for stocks of
CLASS I SHARES                             medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century.
Advisor - American Century Asset           This strategy looks for companies with earnings and revenues that are not only
Management, Inc.                           growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

DREYFUS VARIABLE INVESTMENT FUND

DREYFUS TECHNOLOGY GROWTH                  The portfolio seeks capital appreciation. To pursue this goal, the portfolio
PORTFOLIO-INITIAL SHARES                   normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological
Advisor - The Dreyfus Corporation          innovation.


OPPENHEIMER VARIABLE ACCOUNT FUNDS


OPPENHEIMER BALANCED FUND/VA-              The Fund seeks a high total investment return, which includes current income and
IS                                         capital appreciation in the value of its shares.

Advisor - OppenheimerFunds, Inc.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION           The Fund seeks capital appreciation by investing in securities of well-known,
FUND/VA-IS                                 established companies.

Advisor - OppenheimerFunds, Inc.

OPPENHEIMER MAIN STREET                    The Fund seeks high total return (which includes growth in the value of its shares as
FUND(R)/VA-IS                              well as current income) from equity and debt securities.

Advisor - OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST

                                           The Portfolio seeks maximum real return consistent with preservation of real
PIMCO VIT-REAL RETURN PORTFOLIO-           capital and prudent investment management. The Portfolio invests under
ADMINISTRATIVE CLASS                       normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their
Advisor - Pacific Investment               agencies or government-sponsored enterprises and corporations.
Management Company LLC

                                           The Portfolio seeks maximum total return consistent with preservation of capital and
PIMCO VIT-TOTAL RETURN                     prudent investment management. The Portfolio invests under normal circumstances at least
PORTFOLIO-ADMINISTRATIVE CLASS             65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund's average portfolio duration normally varies within a three-
Advisor - Pacific Investment               to six-year time frame, based on the Advisor's forecast for interest rates.
Management Company LLC


EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the Fixed Account options or to any of the New Subaccounts or to any of the currently available Subaccounts described in the Contract Prospectus, except for the Closed Subaccounts.

You may allocate purchase payments to the Closed Subaccounts (i.e., AIM V.I. Dynamics Fund Subaccount, Janus Aspen Series Worldwide Growth Subaccount, PBHG Growth II Subaccount, PBHG Large Cap Growth Subaccount, PBHG Mid-Cap Subaccount, PBHG Select Value Subaccount, PBHG Technology & Communications Subaccount, Strong VIF Mid-Cap Growth Fund II Subaccount, Strong Opportunity Fund II Subaccount, The Timothy Plan Conservative Growth Variable Series Subaccount, and The Timothy Plan Strategic Growth Variable Series Subaccount) only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, the Company may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. The Company would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF AIM V.I. DYNAMICS FUND, JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO, PBHG GROWTH II PORTFOLIO, PBHG LARGE CAP GROWTH PORTFOLIO, PBHG MID-CAP PORTFOLIO, PBHG SELECT VALUE PORTFOLIO, PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO, STRONG VIF MID-CAP GROWTH FUND II, STRONG OPPORTUNITY FUND II, THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES, AND THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE AIM V.I. DYNAMICS FUND, JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO, PBHG GROWTH II PORTFOLIO, PBHG LARGE CAP GROWTH PORTFOLIO, PBHG MID-CAP PORTFOLIO, PBHG SELECT VALUE PORTFOLIO, PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO, STRONG VIF MID-CAP GROWTH FUND II, STRONG OPPORTUNITY FUND II, THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES, AND THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES, AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

THE COMPANY EXPECT'S THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.